Form N-1A Cover	Feb. 06, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Aspiration Funds
Entity Central Index Key	0001594854
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 06, 2025
Prospectus Date	Feb. 01, 2025
Supplement to Prospectus [Text Block]	Aspiration Redwood Fund